THE ROCKLAND FUNDS TRUST
                           STATEMENT OF CERTIFICATION
                             PURSUANT TO RULE 497(J)

The Rockland Funds Trust (the "Fund") hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A (File Nos. 333-9355 and 811-7743) which was filed electronically on January 27, 2000 (Accession No. 0000898531-00-000019).

The Rockland Funds Trust

 /S/ CHARLES S. CRUICE

By: Charles S. Cruice
Title:  President

Date:  January 27, 2000